Borrowing Arrangements - November 2022 Amended and Restated LSA (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 22, 2022	Dec. 31, 2022	Dec. 31, 2021
Borrowing Arrangements
Loss on debt extinguishment		$ (51,903)	$ (319)
Amended and Restated Loan and Security Agreement
Borrowing Arrangements
Maximum borrowing capacity	$ 20,000
Interest rate per annum	9.75%
PIK interest	3.25%
Accrued PIK interest	$ 100
Exit fee as percentage of the principal	80.00%
Repayment of debt	$ 3,000	3,000
Lender fees	400
Amount of debt converted	$ 7,000
Shares issued upon conversion of debt	700,000
Conversion rate	$ 10.00
Loss on debt extinguishment	$ 13,300	$ 13,338
Amended and Restated Loan and Security Agreement | Prime rate
Borrowing Arrangements
Spread on variable interest rate	4.25%